Submission	Jul. 21, 2025
Submission [Line Items]
Central Index Key	0000004962
Registrant Name	American Express Company
Registration File Number	333-276975
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES